INCOME TAXES - General (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Statutory income tax rate (in percent)				21.00%	21.00%	21.00%
Expiration period of operating loss carryforwards	5 years			5 years
Turkey
INCOME TAXES
Statutory income tax rate (in percent)	20.00%	23.00%	20.00%	23.00%	25.00%	22.00%
Income withholding tax rate	10.00%			10.00%